iShares®

iShares Trust

Supplement dated June 27, 2016

to the Prospectuses for the

iShares Core S&P Total U.S. Stock Market ETF (ITOT),

iShares Core U.S. Growth ETF (IUSG),

iShares Core U.S. Value ETF (IUSV),

iShares iBonds Mar 2018 Term Corporate ETF (IBDB),

iShares iBonds Mar 2020 Term Corporate ETF (IBDC),

iShares iBonds Mar 2023 Term Corporate ETF (IBDD),

iShares iBonds Mar 2018 Term Corporate ex-Financials ETF (IBCC),

iShares iBonds Mar 2020 Term Corporate ex-Financials ETF (IBCD) and

iShares iBonds Mar 2023 Term Corporate ex-Financials ETF (IBCE)

(each, a “Fund” and together, the “Funds”)

The information in this Supplement updates information in, and should be read in conjunction with, the Prospectus for each Fund.

The Board of Trustees of iShares Trust has authorized the following stock splits for each Fund at the ratios indicated below for shareholders of record as of the close of business on July 19, 2016, effective after the close of trading on July 22, 2016:

Fund Name	Ticker	Proposed Forward Split Ratio
iShares Core S&P Total U.S. Stock Market ETF	ITOT	2 for 1
iShares Core U.S. Growth ETF	IUSG	2 for 1
iShares Core U.S. Value ETF	IUSV	3 for 1
iShares iBonds Mar 2018 Term Corporate ETF	IBDB	4 for 1
iShares iBonds Mar 2020 Term Corporate ETF	IBDC	4 for 1
iShares iBonds Mar 2023 Term Corporate ETF	IBDD	4 for 1
iShares iBonds Mar 2018 Term Corporate ex-Financials ETF	IBCC	4 for 1
iShares iBonds Mar 2020 Term Corporate ex-Financials ETF	IBCD	4 for 1
iShares iBonds Mar 2023 Term Corporate ex-Financials ETF	IBCE	4 for 1

The Creation Unit size for each Fund will remain 50,000 shares per unit. Shares of the Funds will begin trading on a split-adjusted basis on July 25, 2016.

If you have additional questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Fund Advisors or its affiliates.
IS-A-09-062716

PLEASE RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE

iShares®

iShares Trust

Supplement dated June 27, 2016

to the Summary Prospectuses, Prospectuses and Statements of Additional Information (each, an “SAI”) for the

iShares Core 1-5 Year USD Bond ETF (ISTB) and

iShares Core Total USD Bond Market ETF (IUSB)

(each, a “Fund” and together, the “Funds”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for each Fund.

The Board of Trustees of iShares Trust has authorized the following stock splits for each Fund at the ratios indicated below for shareholders of record as of the close of business on July 19, 2016, effective after the close of trading on July 22, 2016:

Fund Name	Ticker	Proposed Forward Split Ratio
iShares Core 1-5 Year USD Bond ETF	ISTB	2 for 1
iShares Core Total USD Bond Market ETF	IUSB	2 for 1

Shares of the Funds will begin trading on a split-adjusted basis on July 25, 2016. Also effective as of July 25, 2016, the Creation Unit size for each Fund will be increased to 100,000 shares per unit. As a result, all references to Creation Unit size in the Summary Prospectus, Prospectus and SAI for each Fund are hereby revised to 100,000 shares per unit.

If you have additional questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Fund Advisors or its affiliates.
IS-A-02-062716

PLEASE RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE